UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    FORM 13F

                               FORM 13F Cover Page



            Report for the Calendar Year or Quarter Ended March 31, 2007

Check here if Amendment:           |_|; Amendment Number:

This Amendment (Check only one):   |_| is a restatement
                                   |_| adds new holding entries.

Institutional Manager Filing this Report:

Name:     Cardinal Capital Management, LLC

Address:  One Greenwich Office Park
          Greenwich, CT  06831


13F File Number:  028-07760

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.


Person Signing this Report on Behalf of Reporting Manager:

Name:     Amy K. Minella
Title:    Managing Director
Phone:    (203) 863-8981


Signature, Place and Date of Signing:

  /s/ Amy K. Minella             Greenwich, CT                May 2, 2007
----------------------     -------------------------     ----------------------
     [Signature]                 [City, State]                   [Date]

Report Type:  (Check only one):

  [X] 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report).

  [_] 13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting managers(s).)

  [_] 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)


List of Other Managers Reporting for this Manager:

     [If there are no entries in this list, omit this section.]

     NONE

                              Form 13F SUMMARY PAGE


Report Summary:


Number of Other Included Managers:                0

Form 13F Information Table Entry Total:          76

Form 13F Information Table Value Total:  $1,647,761
                                         (thousands)


List of Other Included Managers:  NONE

                                                     FORM 13F INFORMATION TABLE
                                                           March 31, 2007
COLUMN 1                       COLUMN  2    COLUMN 3   COLMN 4       COLUMN 5        COLUMN 6   CLMN 7            COLUMN 8

                              TITLE                     VALUE    SHRS OR  SH/ PUT/  INVESTMENT  OTHER         VOTING AUTHORITY
NAME OF ISSUER                OF CLASS        CUSIP    (X1000)   PRN AMT  PRN CALL  DISCRETION  MANGRS    SOLE     SHARED  NONE
--------------                ------------  ---------  -------  --------- --- ----  ----------  ------  ---------  ------  ------
AFC ENTERPRISES INC           COM           00104Q107  $42,939  2,141,600              Sole      None   1,411,850            729,750
ACETO CORP                    COM           004446100   $9,064  1,147,331              Sole      None     749,679            397,652
ACXIOM CORP                   COM           005125109  $17,900    836,860              Sole      None     483,016            353,844
AFFILIATED MANAGERS GROUP     COM           008252108  $20,829    192,240              Sole      None     108,420             83,820
GALLAGHER ARTHUR J & CO       COM           363576109   $8,533    301,200              Sole      None     176,000            125,200
BARNES & NOBLE INC            COM           067774109  $21,879    554,600              Sole      None     320,700            233,900
BEARINGPOINT INC              COM           074002106  $29,292  3,824,080              Sole      None   2,250,400          1,573,680
CBIZ INC                      COM           124805102  $29,931  4,215,651              Sole      None   2,771,852          1,443,799
CASH AMER INTL INC            COM           14754D100  $43,896  1,070,640              Sole      None     669,600            401,040
CHECK POINT SOFTWARE TECH LT  ORD           M22465104   $4,254    190,920              Sole      None      75,420            115,500
CHEMMED CORP NEW              COM           16359R103  $28,746    587,132              Sole      None     380,600            206,532
CHESAPEAKE ENERGY CORP        COM           165167107   $8,788    284,600              Sole      None     103,700            180,900
CITIZENS COMMUNCATIONS CO     COM           17453B101   $6,827    456,670              Sole      None     137,570            319,100
COMPASS MINERALS INTL INC     COM           20451N101  $34,847  1,043,310              Sole      None     614,380            428,930
COMSTOCK RES INC              COM NEW       205768203  $28,380  1,036,540              Sole      None     607,530            429,010
CONVERGYS CORP                COM           212485106  $29,922  1,177,580              Sole      None     675,880            501,700
COVENTRY HEALTH CARE INC      COM           222862104  $11,430    203,920              Sole      None      76,720            127,200
CRESCENT REAL ESTATE EQUITIE  COM           225756105  $57,937  2,888,199              Sole      None   1,699,350          1,188,849
DEL MONTE FOODS CO            COM           24522P103  $29,361  2,557,610              Sole      None   1,494,567          1,063,043
EDO CORP                      COM           281347104  $54,362  2,074,877              Sole      None   1,378,650            696,227
ELECTRO RENT CORP             COM           285218103  $12,179    845,734              Sole      None     544,939            300,795
EQUIFAX INC                   COM           294429105   $3,135     86,000              Sole      None      27,900             58,100
EXPRESS SCRIPTS INC           COM           302182100   $4,924     61,000              Sole      None      24,200             36,800
FMC TECHNOLOGIES INC          COM           30249U101  $41,200    590,600              Sole      None     341,400            249,200
FAIR ISAAC CORP               COM           303250104  $15,919    411,560              Sole      None     240,400            171,160
FISERV INC                    COM           337738108   $3,311     62,400              Sole      None       9,400             53,000
GENWORTH FINL INC             COM CL A      37247D106   $3,309     94,700              Sole      None      14,400             80,300
GLOBAL CASH ACCESS HLDGS INC  COM           378967103  $35,305  2,115,315              Sole      None   1,381,700            733,615
FULLER H B CO                 COM           359694106  $24,784    908,852              Sole      None     532,020            376,832
SCHEIN HENRY INC              COM           806407102   $5,886    106,670              Sole      None      36,770             69,900
HEWITT ASSOCS INC             COM           42822Q100   $7,107    243,150              Sole      None      93,250            149,900
HILB ROGAL & HOBBS CO         COM           431294107  $65,987  1,345,300              Sole      None     812,390            532,910
HUB INTERNATIONAL LTD         COM           44332P101  $19,292    462,870              Sole      None     300,100            162,770
HYPERCOM CORP                 COM           44913M105   $7,921  1,329,000              Sole      None     850,500            478,500
IHOP CORP                     COM           449623107  $16,017    273,100              Sole      None     177,200             95,900
IMS HEALTH INC                COM           449934108   $8,142    274,500              Sole      None     104,700            169,800
INFOUSA INC NEW               COM           456818301  $30,183  3,137,550              Sole      None   2,074,100          1,063,450
INTERACTIVE DATA CORP         COM           45840j107  $26,033  1,051,858              Sole      None     614,910            436,948
INVESTMENT TECHNOLOGY GRP NE  COM           46145F105  $37,986    969,040              Sole      None     570,400            398,640
JACKSON HEWITT TAX SVCS INC   COM           468202106  $47,307  1,470,090              Sole      None     862,530            607,560
KAMAN CORP                    COM           483548103  $18,875    809,730              Sole      None     530,000            279,730
LABORATORY CORP AMER HLDGS    COM NEW       50540R409   $6,633     91,330              Sole      None      13,830             77,500
LIGANT PHARMACEUTICALS INC    CL B          53220K207  $16,073  1,594,500              Sole      None   1,030,000            564,500
LIQUIDITY SERVICES INC        COM           53635B107   $5,311    313,500              Sole      None     201,220            112,280
LORAL SPACE & COMMUNICATNS L  COM           543881106  $33,850    665,290              Sole      None     429,100            236,190
MDC PARTNERS INC              CL A SUB VTG  552697104  $19,159  2,478,587              Sole      None   1,587,900            890,687
MIPS TECHNOLOGIES INC         COM           604567107  $15,997  1,791,400              Sole      None   1,160,600            630,800
MANTECH INTL CORP             CL A          564563104  $21,442    641,790              Sole      None     427,500            214,290
NVR INC                       COM           62944T105  $13,397     20,146              Sole      None      10,695              9,451
NELNET INC                    CL A          64031N108  $42,337  1,766,262              Sole      None   1,032,177            734,085
NUANCE COMMUNICATIONS INC     COM           67020Y100   $2,609    170,400              Sole      None      71,200             99,200
PACER INTL INC TENN           COM           69373H106  $51,069  1,895,660              Sole      None   1,107,820            787,840
PALL CORP                     COM           696429307   $2,185     57,510              Sole      None       8,710             48,800
PENN VA CORP                  COM           707882106  $13,698    186,620              Sole      None     122,500             64,120
PROGRESS SOFTWARE CORP        COM           743312100  $66,670  2,136,870              Sole      None   1,258,270            878,600
PROVIDENCE SVC CORP           COM           743815102  $25,065  1,056,694              Sole      None     693,900            362,794
PURECYCLE CORP                COM NEW       746228303     $653     81,400              Sole      None      11,500             69,900
R H DONNELLEY CORP            COM NEW       74955W307   $9,930    140,080              Sole      None      56,480             83,600
DONNELLEY R R & SONS CO       COM           257867101  $12,142    331,841              Sole      None     122,484            209,357
SRS LABS INC                  COM           78464M106   $7,831    562,200              Sole      None     360,500            201,700
SCHOLASTIC CORP               COM           807066105  $31,300  1,006,430              Sole      None     593,100            413,330
SILGAN HOLDINGS INC           COM           827048109  $34,427    673,578              Sole      None     393,820            279,758
SPEEDWAY MOTORSPORTS INC      COM           847788106  $57,534  1,484,752              Sole      None     876,313            608,439
STAGE STORES INC              COM NEW       85254C305  $31,511  1,351,818              Sole      None     888,074            463,744
SUN-TIMES MEDIA GROUP INC     COM           86688Q100  $21,898  4,414,880              Sole      None   2,869,700          1,545,180
SYNERON MEDICAL LTD           ORD SHS       M87245102  $21,709    802,550              Sole      None     522,200            280,350
STANLEY WKS                   COM           854616109   $3,304     59,680              Sole      None       9,080             50,600
TRIARC COS INC                CL A          895927101  $28,493  1,521,228              Sole      None     891,800            629,428
VALUEVISION MEDIA INC         CL A          92047K107   $3,309    267,710              Sole      None     198,400             69,310
VELCRO INDS N V               COM           922571104   $8,018    463,732              Sole      None     298,055            165,677
VERIFONE HLDGS INC            COM           92342y109  $37,951  1,033,250              Sole      None     609,488            423,762
VERISIGN INC                  COM           92343E102   $7,257    288,900              Sole      None      84,900            204,000
VIRGIN MEDIA INC              COM           92769L101   $9,284    367,681              Sole      None     146,600            221,081
WEST PHARMACEUTICAL SVSC INC  COM           955306105  $12,971    279,360              Sole      None     165,020            114,340
WILLIS GROUP HOLDINGS LTD     SHS           G96655108  $15,471    390,880              Sole      None     149,180            241,700
WINDSTREAM CORP               COM           97381W104   $3,351    228,100              Sole      None      34,500            193,600





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